SEGMENT REPORTING - Geographical Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	$ 5,525.5	$ 4,196.2
Non-current assets	16,878.0	14,701.8
Canada
Disclosure of geographical areas [line items]
Revenue	2,350.7	1,996.1
Non-current assets	6,145.4	4,917.2
USA
Disclosure of geographical areas [line items]
Revenue	3,174.8	2,200.1
Non-current assets	$ 10,732.6	$ 9,784.6